                                             UAM Funds
                                             Funds for the Informed Investor(SM)

FMA Small Company Portfolio
Annual Report                                            October 31, 2000


                                 [LOGO OF UAM]

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter . . . . . ..............................................  1

Portfolio of Investments.....................................................  4

Statement of Assets and Liabilities..........................................  8

Statement of Operations......................................................  9

Statement of Changes in Net Assets........................................... 10

Financial Highlights......................................................... 11

Notes to Financial Statements................................................ 12

Report of Independent Accountants............................................ 17
--------------------------------------------------------------------------------

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2000

Dear Shareholders:

What a difference a year makes! The year ended October 31, 2000 closes a fiscal year where a significant shift in market leadership occurred. For the last few years, market leadership was dominated by large cap, growth-oriented investment strategies which incorporated significant holdings of technology and telecommunications companies. However, for the fiscal year ended October 31, 2000, market leadership shifted to a small cap, value-oriented style of investing as evidenced by market returns. The Russell 2000 recorded an advance of 17.41% for the year ended October 31, 2000, dwarfing the return of the S&P 500 of 6.09% for the period. At the same time, the Russell 2000 Value Index returned 17.29% compared with the Russell 2000 Growth Index return of 16.15%. We are pleased to report that the FMA Small Company Portfolio Institutional Class shares earned a 24.27% return for the year ended October 31, 2000, handily outperforming both the Russell 2000 and the S&P 500 indices.

For the period ended October 31, 2000, investor focus centered upon identifying sectors and companies with strong relative earnings growth rates coupled with attractive valuations. As interest rate increases continued through the first half of 2000, investors began to pay particular attention to valuation. This resulted in a broadening in performance within the market with technology and telecommunication shares beginning to falter while healthcare, energy and capital goods companies outperformed. In addition, momentum began to build within the financial sector as the market perception that the Fed would halt the rise in interest rates came to fruition. The FMA Small Company Portfolio benefited from excellent stock selection, particularly in the financial, consumer discretionary and utility sectors of the market. In addition, the Portfolio's overweighting in the energy sector contributed to the strong results.

We remain optimistic regarding the outlook for the small cap, value investor. As economic growth slows and impacts earnings growth rates, we anticipate that market focus on valuation will remain intense. This environment is likely to sustain a period of broadened market participation, making stock selection critical

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

to outperformance. We believe our investment process and analytical strength will continue to allow us to enhance our results and remain committed to maximizing your returns in the small cap sector.

Yours truly,

/s/Kathryn A. Vorisek

Kathryn A. Vorisek
Executive Vice President
Fiduciary Management Associates, Inc.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indices
                      -------------------------------------

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.



       Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                        Growth of a $10,000 Investment



AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2000
---------------------------------
    1            5        Since
  Year         Years     7/31/91*
---------------------------------
 24.27%        14.40%    13.93%
---------------------------------

                                    [GRAPH]

                      FMA Small Company   Russell 2000
                         Portfolio           Index
                      -----------------   ------------
        7/31/91            10,000            10,000
         Oct-91            10,571            10,726
         Oct-92            10,414            11,743
         Oct-93            14,336            15,548
         Oct-94            14,986            15,500
         Oct-95            17,020            18,341
         Oct-96            20,851            21,390
         Oct-97            29,677            27,663
         Oct-98            29,054            24,385
         Oct-99            26,837            28,011
         Oct-00            33,351            32,888


*    Beginning of operations. Index comparisons begin on 7/31/91.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

             See definition of comparative index on page 2.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 89.5%


                                                          Shares        Value
                                                        ----------- -----------
AEROSPACE/DEFENSE EQUIPMENT -- 3.8%
 Alliant Techsystems* .............................        29,450   $ 2,648,659
 Newport News Shipbuilding ........................        36,050     1,773,209
                                                                    -----------
                                                                      4,421,868
                                                                    -----------
AIRLINES -- 1.4%
 Alaska Airgroup* .................................        63,100     1,636,656
                                                                    -----------
AUTOMOTIVE -- 3.9%
 Borg Warner ......................................        45,400     1,713,850
 Oshkosh Truck ....................................        32,600     1,340,675
 Werner Enterprises ...............................       104,912     1,462,211
                                                                    -----------
                                                                      4,516,736
                                                                    -----------
BANKS -- 10.5%
 Chittenden .......................................        44,100     1,171,406
 Cullen/Frost Bankers .............................       109,100     3,634,394
 East-West Bancorp ................................       129,600     2,454,300
 Greater Bay Bancorp ..............................        35,500     1,155,969
 Imperial Bancorp* ................................        68,950     1,676,347
 Texas Regional Bancshares, Cl A ..................        69,100     2,064,362
                                                                    -----------
                                                                     12,156,778
                                                                    -----------
BIO/SPECIALTY PHARMACEUTICAL -- 2.5%
 Edwards Lifesciences* ............................        84,750     1,138,828
 Pharmaceutical Product
  Development* ....................................        56,500     1,769,156
                                                                    -----------
                                                                      2,907,984
                                                                    -----------
BUILDING & CONSTRUCTION -- 0.8%
 Texas Industries .................................        37,500       874,219
                                                                    -----------
CHEMICALS -- 4.8%
 Cytec Industries* ................................        59,000     2,042,875
 Olin .............................................       107,400     1,906,350
 Wellman ..........................................       111,250     1,668,750
                                                                    -----------

                                                                      5,617,975
                                                                    -----------


   The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares        Value
                                                        ----------   ----------
COMPUTERS & SERVICES -- 1.3%
 IMRglobal* .......................................       84,650     $  698,363
 Radisys* .........................................       31,400        832,100
                                                                     ----------
                                                                      1,530,463
                                                                     ----------
ELECTRICAL PARTS & SERVICES -- 2.7%
 Artesyn Technologies* ............................       54,150      2,199,844
 Kent Electronics* ................................       50,650        943,356
                                                                     ----------
                                                                      3,143,200
                                                                     ----------
ENERGY RESOURCES -- 6.7%
 Atwood Oceanics* .................................       16,200        543,712
 Carbo Ceramics ...................................       38,700      1,158,581
 Chiles Offshore* .................................       57,700        923,200
 Marine Drilling* .................................       61,300      1,463,537
 Newfield Exploration* ............................       27,550      1,040,012
 Seacor Holdings* .................................       40,825      1,709,547
 Swift Energy* ....................................       28,450        924,625
                                                                     ----------
                                                                      7,763,214
                                                                     ----------
ENTERTAINMENT -- 1.9%
 Bally Total Fitness* .............................       90,150      2,248,116
                                                                     ----------
FINANCIAL SERVICES -- 6.0%
 American Capital Strategies ......................       53,200      1,173,725
 Financial Federal* ...............................       74,000      1,567,875
 Metris ...........................................       36,500      1,181,687
 Multex.com* ......................................       75,150        972,253
 Southwest Securities Group .......................       70,730      1,998,123
                                                                     ----------
                                                                      6,893,663
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 3.8%
 Earthgrains ......................................      123,650      2,503,913
 Flowers Industries ...............................       49,700        764,138
 Performance Food Group* ..........................       28,700      1,148,000
                                                                     ----------
                                                                      4,416,051
                                                                     ----------
INSURANCE -- 2.0%
 Stancorp Financial Group .........................       56,950      2,320,713
                                                                     ----------



   The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued


                                                         Shares         Value
                                                       ----------    ----------
MEDICAL PRODUCTS -- 3.5%
 Morrison Management Specialist ...................        67,200   $ 2,251,200
 Varian Medical Systems* ..........................        37,950     1,854,806
                                                                    -----------
                                                                      4,106,006
                                                                    -----------
METALS & MINING -- 1.1%
 Lone Star Technologies* ..........................        30,600     1,228,590
                                                                    -----------
PAPER & PAPER PRODUCTS -- 1.0%
 Potlatch .........................................        34,600     1,159,100
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 1.0%
 MDU Resources ....................................        38,050     1,112,963
                                                                    -----------
PHYSICAL THERAPY CARE-SPECIALTY -- 1.3%
 Invacare .........................................        52,150     1,486,275
                                                                    -----------
PRINTING & PUBLISHING -- 0.7%
 Media General, Cl A ..............................        20,400       775,200
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.5%
 Brandywine Realty Trust ..........................       115,150     2,202,244
 CBL & Associates Properties ......................        92,600     2,141,375
 Home Properties of New York ......................        75,600     2,055,375
                                                                    -----------
                                                                      6,398,994
                                                                    -----------
RESTAURANTS -- 1.7%
 Applebee's International .........................        66,600     2,010,488
                                                                    -----------
RETAIL -- 4.6%
 Ann Taylor Stores* ...............................        51,050     1,531,500
 Michaels Stores* .................................        41,050       995,463
 Pier 1 Imports ...................................       214,200     2,838,150
                                                                    -----------
                                                                      5,365,113
                                                                    -----------
SAVINGS & LOAN -- 10.0%
 American Financial Holdings ......................       140,900     2,518,587
 Bank United, Cl A ................................        60,100     3,406,919
 Firstfed Financial* ..............................       120,300     3,067,650
 Washington Federal ...............................       113,800     2,539,162
                                                                    -----------
                                                                     11,532,318
                                                                    -----------

   The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares         Value
                                                       ----------    ----------

SEMICONDUCTORS/INSTRUMENTS -- 3.6%
 Actel* ...........................................        46,875   $ 1,716,797
 ATMI* ............................................        49,500       934,313
 General Semiconductor* ...........................       129,300     1,478,869
                                                                    -----------
                                                                      4,129,979
                                                                    -----------
UTILITY -- 1.8%
 Northwestern .....................................        94,250     2,085,281
                                                                    -----------
WHOLESALER -- 1.6%
 United Stationers* ...............................        62,150     1,868,384
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $96,874,020) ...........                 103,706,327
                                                                    -----------

SHORT-TERM INVESTMENT -- 9.4%
                                                          Face
                                                         Amount
                                                       ==========
REPURCHASE AGREEMENT -- 9.4%
Chase Securities, Inc. 6.35%, dated 10/31/00,
  due 11/01/00 to be repurchased at $10,869,917,
  collateralized by $8,140,393 of various
  U.S. Treasury Obligations valued at
  $10,868,213 (Cost $10,868,000)...................   $10,868,000    10,868,000
                                                                   ------------
 TOTAL INVESTMENTS -- 98.9% (Cost $107,742,020)
  (a)..............................................                 114,574,327
                                                                   ------------
 OTHER ASSETS AND LIABILITIES, NET -- 1.1%                            1,310,723
                                                                   ------------
 TOTAL NET ASSETS -- 100.0%........................                $115,885,050
                                                                   ============


  *  Non-Income Producing Security
 Cl  Class
(a) The cost for federal income tax purposes was $107,806,388. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $6,767,939. This consisted of aggregate gross unrealized appreciation for all securities of $14,916,312, and gross unrealized depreciation for all securities of $8,148,373.



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments, at Cost ..........................................   $ 107,742,020
                                                                   ============
Investments, at Value -- Note A ...............................   $ 114,574,327
Cash ..........................................................              10
Receivable for Investments Sold ...............................       1,336,317
Receivable for Portfolio Shares Sold ..........................         510,958
Dividends and Interest Receivable .............................          48,032
Other Receivables .............................................          10,055
                                                                   ------------
 Total Assets .................................................     116,479,699
                                                                   ------------
Liabilities
Payable for Investments Purchased .............................         407,366
Payable for Investment Advisory Fees -- Note B ................          58,800
Payable for Portfolio Shares Redeemed .........................          45,616
Payable for Administration Fees -- Note C .....................          23,663
Payable for Custodian Fees -- Note D ..........................           3,200
Payable for Directors' Fees -- Note F .........................             850
Other Liabilities .............................................          55,154
                                                                   ------------
 Total Liabilities ............................................         594,649

Net Assets ....................................................   $ 115,885,050
                                                                   ============
Net Assets Consist of:
Paid in Capital ...............................................   $ 119,291,385
Undistributed Net Investment Income ...........................         183,783
Accumulated Net Realized Loss .................................     (10,422,425)
Unrealized Appreciation .......................................       6,832,307
                                                                   ------------
Net Assets ....................................................   $ 115,885,050
                                                                   ============
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
 (Authorized 25,000,000) ......................................       7,042,005
Net Asset Value, Offering and Redemption Price Per Share ......          $16.46
                                                                   ============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ....................................................     $  1,503,163
Interest .....................................................          556,484
                                                                   ------------
    Total Income .............................................        2,059,647
                                                                   ------------
Expenses
Investment Advisory Fees -- Note B ...........................          875,051
Administrative Fees -- Note C ................................          240,901
Shareholder Servicing Fees -- Note G .........................          100,792
Printing Fees ................................................           38,615
Registration and Filing Fees .................................           28,150
Audit Fees ...................................................           19,158
Custodian Fees -- Note D .....................................           13,215
Legal Fees ...................................................            6,088
Directors' Fees -- Note F ....................................            5,242
Distribution and Service Plan Fees -- Note E .................            1,012
Other Expenses ...............................................           64,805
Investment Advisory Fees Waived -- Note B ....................         (206,379)
                                                                   ------------
    Net Expenses Before Expense Offset .......................        1,186,650
                                                                   ------------
Expense Offset -- Note A .....................................          (10,426)
                                                                   ------------
    Net Expenses After Expense Offset ........................        1,176,224
                                                                   ------------
Net Investment Income ........................................          883,423
                                                                   ------------
Net Realized Gain on Investments .............................       16,939,034
Net Change in Unrealized Appreciation (Depreciation) on
 Investments .................................................        6,760,291
                                                                   ------------
Net Gain on Investments ......................................       23,699,325
                                                                   ------------
Net Increase in Net Assets Resulting from Operations .........     $ 24,582,748
                                                                   ============


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            Year Ended      Year Ended
                                                           October 31,       October 31,
                                                               2000             1999
                                                          -------------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income ...............................   $     883,423    $     925,104
  Net Realized Gain (Loss) ............................      16,939,034      (25,943,008)
  Net Change in Unrealized Appreciation (Depreciation)        6,760,291        9,526,166
                                                          -------------    -------------
 Net Increase (Decrease) in Net Assets
   Resulting from Operations ..........................      24,582,748      (15,491,738)
                                                          -------------    -------------
Distributions:
  Net Investment Income:
   Institutional Class ................................        (832,019)        (946,259)
   Institutional Service Class ........................            (661)            (936)
                                                          -------------    -------------
 Total Distributions ..................................        (832,680)        (947,195)
                                                          -------------    -------------
Capital Share Transactions - Note K:
Institutional Class:
  Issued ..............................................      52,478,957       96,632,343
  In Lieu of Cash Distributions .......................         789,829          893,548
  Redeemed ............................................     (96,121,881)    (159,582,681)
                                                          -------------    -------------
  Net Decrease from Institutional Class Shares ........     (42,853,095)     (62,056,790)
                                                          -------------    -------------
Institutional Service Class: (1)
  Issued ..............................................         144,248          667,225
  In Lieu of Cash Distributions .......................             661              936
  Redeemed ............................................        (568,533)        (714,581)
                                                          -------------    -------------
  Net Decrease from Institutional Service
   Class Shares .......................................        (423,624)         (46,420)
                                                          -------------    -------------
 Net Decrease from Capital Share Transactions .........     (43,276,719)     (62,103,210)
                                                          -------------    -------------
   Total Decrease .....................................     (19,526,651)     (78,542,143)
Net Assets:
  Beginning of Period .................................     135,411,701      213,953,844
                                                          -------------    -------------
  End of Period (including undistributed net investment
   income of $183,783 and $144,001, respectively) .....   $ 115,885,050    $ 135,411,701
                                                          =============    =============

(1) The Institutional Service Class Shares fully liquidated its assets on June 4, 2000.



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                      Institutional Class Shares
                                 ----------------------------------------------------------------------
                                                         Years Ended October 31,
                                 ----------------------------------------------------------------------
                                     2000           1999           1998           1997           1996
                                 ----------     ----------      ----------      ---------     ---------
Net Asset Value,
 Beginning of Period .........   $    13.35     $    14.52      $    16.60      $   14.11     $   13.19
                                 ----------     ----------      ----------      ---------     ---------
Income from Investment
 Operations:
 Net Investment Income .......         0.12           0.08            0.07           0.06          0.09
 Net Realized and Unrealized
  Gain (Loss) ................         3.10          (1.17)          (0.31)          4.97          2.46
                                 ----------     ----------      ----------      ---------     ---------
 Total from Investment
  Operations .................         3.22          (1.09)          (0.24)          5.03          2.55
                                 ----------     ----------      ----------      ---------     ---------
Distributions:
 Net Investment Income .......        (0.11)         (0.08)          (0.07)         (0.13)        (0.09)
 Net Realized Gain ...........           --             --           (1.77)         (2.41)        (1.60)
                                 ----------     ----------      ----------      ---------     ---------
  Total Distributions ........        (0.11)         (0.08)          (1.84)         (2.54)        (1.69)
                                 ----------     ----------      ----------      ---------     ---------
Capital Contribution .........           --             --              --             --          0.06
                                 ----------     ----------      ----------      ---------     ---------
Net Asset Value, End of Period   $    16.46     $    13.35      $    14.52      $   16.60     $   14.11
                                 ==========     ==========      ==========      =========     =========
Total Return+ ................        24.27%         (7.63)%         (2.10)%        42.33%        22.51%
                                 ==========     ==========      ==========      =========     =========
Ratios and Supplemental Data
Net Assets, End of Period
 (Thousands) .................   $  115,885     $   135,040     $  213,491      $  45,060     $  20,953
Ratio of Expenses to Average
 Net Assets ..................         1.02%          1.03%           1.03%          1.03%         1.03%
Ratio of Net Investment Income
 to Average Net Assets .......         0.75%          0.52%           0.62%          0.50%         0.75%
Portfolio Turnover Rate ......          108%           121%             39%            86%          106%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The Portfolio offered two separate classes of shares-Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Service Class Shares fully liquidated its assets on June 4, 2000. Both classes of shares had identical voting rights (except Service Class shareholders had exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the

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UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs as well as returns of capital attributed to distributions of other income for financial reporting purposes which was not subject to taxation.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income of ($10,961) and accumulated net realized loss of $10,961.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recog-

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     nized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.20% of average daily net assets of the Portfolio's Institutional Class Shares and 1.60% of the average daily net assets of the Portfolio's Institutional Service Class Shares. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator was paid $240,901, of which $73,432 was paid to SEI for their services, $57,013 to DST for their ser-

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

vices, and $38,588 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     The Portfolio had adopted a Distribution and Service Plan (the "Plan") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Service Class Shares could incur distribution and service fees which would exceed an annual rate of 0.75% of the net assets of that class of shares, however, the Board has currently limited aggregate payments under the Plan to 0.40% per annum of the Service Class Share's net assets. Prior to its liquidation the Portfolio's Service Class Shares made payments for distribution fees at an annual rate of 0.15% of average daily net assets.

     In addition, the Service Class Shares paid service fees at an annual rate of 0.25% of the average daily net asset value of Service Class Shares owned by clients of the Service Agents.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     H. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $116,321,644 and sales of $157,547,805 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2000, the Portfolio had no borrowings under the agreement.

     J. Other: At October 31, 2000, 48% of total shares outstanding were held by 2 shareholders of Institutional Class Shares each owning 10% or greater of the aggregate total shares outstanding.

     At October 31, 2000, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $10,358,059 which will expire on October 31, 2007.

     K. Capital Share Transactions: Transactions in capital shares for the Portfolio, by class, were as follows:

                                                Institutional              Institutional Service
                                                 Class Shares                   Class Shares
                                           ------------------------       ------------------------
                                              Year          Year           Year            Year
                                              Ended        Ended           Ended          Ended
                                           October 31,   October 31,     October 31,    October 31,
                                              2000          1999            2000          1999
                                          -----------    -----------    -----------    -----------
Shares Issued .........................     3,480,137      6,759,214         10,208         46,343
In Lieu of Cash Distributions .........        52,831         63,634             46             64
Shares Redeemed .......................    (6,609,595)   (11,409,097)       (38,077)       (50,459)
                                          -----------    -----------    -----------    -----------
Net Decrease from
 Capital Share Transactions ...........    (3,076,627)    (4,586,249)       (27,823)        (4,052)
                                          ===========    ===========    ===========    ===========

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
FMA Small Company Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 2000

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

Federal Tax Information: (Unaudited)

For the year ended October 31, 2000, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders was 100%.

                                      NOTES

                                      NOTES

UAM FUNDS                                    FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                       William H. Park
Director, President and Chairman        Vice President

John T. Bennett, Jr.                    Gary L. French
Director                                Treasurer

Nancy J. Dunn                           Robert J. Della Croce
Director                                Assistant Treasurer

Philip D. English                       Linda T. Gibson, Esq.
Director                                Secretary

William A. Humenuk                      Martin J. Wolin, Esq.
Director                                Assistant Secretary

James P. Pappas                         Theresa DelVecchio
Vice President                          Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com


Investment Adviser
Fiduciary Management Associates, Inc.
55 West Monroe Street, Suite 2550
Chicago, IL 60603-5093

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                    ------------------------------------
                                    This report has been prepared for
                                    shareholders and may be distributed
                                    to others only if preceded or
                                    accompanied by a current prospectus.
                                    ------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the FMA Small Company Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On December 1, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr. ....................... 19,010,168     --   451,579
  02) Nancy J. Dunn............................... 19,032,354     --   429,393
  03) William A. Humenuk.......................... 19,032,469     --   429,278
  04) Philip D. English........................... 19,032,469     --   429,278
  05) James F. Orr, III........................... 19,030,371     --   431,371
2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.
                                                    2,379,930 726,011  195,599
3.To approve the proposed changes to the Fund's fundamental investment restrictions.
  a) Diversification of Investments:..............  3,042,187  30,871  228,482
  b)Borrowing:....................................  3,037,911  35,147  228,482
  c)Issuing of Senior Securities:.................  2,971,659 101,399  228,482
  d)Underwriting:.................................  2,976,623  96,435  228,482
  e)Industry Concentration:.......................  2,977,017  96,040  228,482
  f)Investment in Real Estate:....................  3,040,864  32,194  228,482
  g)Commodities:..................................  2,971,112 101,946  228,482
  h)Lending:......................................  2,975,417  97,641  228,482
  i)Illiquid Securities:..........................  2,969,226 103,832  228,482
  j)Control or Management:........................  2,975,032  98,026  228,482
  k)Unseasoned Issuers:...........................  3,038,976  34,081  228,482
  l)Borrowing exceeding 5%:.......................  2,972,758 100,300  228,482
  m)Pledging:.....................................  2,969,901 103,157  228,482
  n) Margin Purchases and Short Sales:............  2,971,634 101,424  228,482

                                                      For:    Against: Abstain:
                                                    --------- -------- --------
  o)Directors' Ownership of Shares:................ 3,036,076  36,981  228,482
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.......... 2,974,812  98,246  228,482
  q)Futures and Options:........................... 3,036,011  37,046  228,482
4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.
                                                    3,329,810  31,135  179,041
5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.
                                                    3,309,364  46,485  184,136
6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.
                                                    3,305,544  48,217  186,225

                                                             [LOGO OF UAM FUNDS]